Share-Based Compensation - Summary of Company's Share Options (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Options, Beginning balance	247,008,342	216,916,329
Number of Options, Granted	800,000	82,665,350
Number of Options, Exercised	(27,750,770)	(15,142,550)
Number of Options, Forfeited	(30,645,015)	(37,430,787)
Number of Options, Ending balance	189,412,557	247,008,342	216,916,329
Number of Options, Exercisable ending balance	125,246,461
Weighted Average Exercise Price, Beginning balance	¥ 0.29	¥ 0.22
Weighted Average Exercise Price, Granted	0.54	0.51
Weighted Average Exercise Price, Exercised	0.39	0.41
Weighted Average Exercise Price, Forfeited	0.31	0.29
Weighted Average Exercise Price, Ending balance	0.28	¥ 0.29	¥ 0.22
Weighted Average Exercise Price, Exercisable ending balance	¥ 0.22
Weighted Average remaining contractual life	6 years 11 months 12 days	7 years 11 months 8 days	8 years 6 months 3 days
Weighted Average remaining contractual life, Exercisable ending balance	6 years 5 months 23 days
Weighted Average Grant- date Fair Value , beginning balance	¥ 2.1	¥ 1.1
Weighted Average Grant- date Fair Value , granted	0.7	4.93
Weighted Average Grant- date Fair Value , exercised	1.2	1.42
Weighted Average Grant- date Fair Value , forfeited	3.52	2.41
Weighted Average Grant- date Fair Value, ending balance	2.14	¥ 2.1	¥ 1.1
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 1.46
Aggregate Intrinsic Value	¥ 452,543	¥ 543,248	¥ 255,873
Aggregate Intrinsic Value, Exercisable ending balance	¥ 196,034